                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Magten Asset Management Corp.
Address: 35 East 21st Street
         New York, New York  10010

Form 13F File Number: 28-3508

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Talton R. Embry
Title:   Managing Director
Phone:   (212) 529-6600

Signature, Place, and Date of Signing:

    /s/ Talton R. Embry  New York, New York    November 12, 2001
    ____________________ _____________________ _________________
         [Signature]        [City, State]        [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

































                                2



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     $35,383
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-


























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
                                                   Form 13F INFORMATION TABLE
  COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5            COLUMN 6        COLUMN 7         COLUMN 8

                                               MARKET    SHRS                   INVESTMENT
                       TITLE                   VALUE     OR        SH/ PUT/     DISCRETION       OTHER      VOTING AUTHORITY
NAME OF ISSUER         OF CLASS     CUSIP      (X1000)   PRN AMT   PRN CALL  SOLE SHARED OTHER   MGRS     SOLE    SHARED     NONE
--------------         --------     -----      -------   -------   --------  ------------------  -----    ------------------------

AAMES FINANCIAL       CONVERTIBLE   00253AAE1      806   5,040,000            X                  NONE     5040000
5.5% CV 3/15/06
AMERICAN REAL ESTATE  COMMON STOCK  29169109       225      25,300            X                  NONE     25300
PARTNERS, L.P.
AMERICAN RETIREMENT   CONVERTIBLE   028913AA9    7,755  10,205,000            X                  NONE     5205000    5000000
5.75 CV 10/01/02
ASSISTED LIVING       CONVERTIBLE   04543LAE9      450   1,500,000            X                  NONE     750000      750000
5.625% CV 5/1/03
ALT LIVING (ALTERRA)  CONVERTIBLE   02145KAB3      336  11,200,000            X                  NONE     5975000    5225000
5.25% CV 12/15/02
ATLANTIC REALTY       COMMON STOCK  48798102     1,683     191,250            X                  NONE     42850       148400
TRUST
BURNHAM PACIFIC       COMMON STOCK  12232C108    2,251     451,100            X                  NONE     451100
PROPERTIES INC.
BANYAN STRATEGIC      COMMON STOCK  06683M102      528     580,450            X                  NONE     46850       533600
REALTY TRUST
FIRST UNION REIT      COMMON STOCK  337400105    7,622   3,001,040            X                  NONE     967440     2033600
GOLF TRUST OFAMERICA  COMMON STOCK  38168B103    1,927     250,300            X                  NONE     250300
COMMON STOCK
HORIZON GROUP         COMMON STOCK  44041U102      465     134,044            X                  NONE     23958       110086
PROPERTIES INC.
IMPERIAL PARKING      COMMON STOCK  453077109    3,644     151,850            X                  NONE     47005       104845
CORP
JPS INDUSTRIES        COMMON STOCK  46624E405    5,124   1,000,786            X                  NONE     281375      719411
COMMON STOCK
LASER MORTGAGE        COMMON STOCK  51806D100      160      40,000            X                  NONE     40000
MGMT INC.
OWENS ILLINOIS        PREFERRED     690768502      670      50,000            X                  NONE     50000
4.75% CV PFD
PERINI CORP.          PREFERRED     713839306      455      19,200            X                  NONE     19200
2.125 CV PFD
PRIME GROUP REALTY    COMMON STOCK  74158J103      424      35,500            X                  NONE     35500
TRUST
SEABULK INT'L INC     COMMON STOCK  81169P101      853     227,700            X                  NONE     227700
COMMON STOCK






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